Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE (PVP)

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for Mr. Killoy (1)	Summary Compensation Table Total for Mr. Seyfert (1)	Compensation Actually Paid to Mr. Killoy (1) (2)	Compensation Actually Paid to Mr. Seyfert (1) (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1) (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income ($ thousands)	Return on Net Operating Assets (4)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,944,092	$4,270,103	$1,634,400	$3,312,303	$1,103,644	$758,762	$62.99	$72.88	($4,391)	-3%
2024	$3,502,442	n/a	$1,921,492	n/a	$1,249,081	$783,311	$67.10	$80.71	$30,563	14%
2023	$3,411,212	n/a	$2,528,715	n/a	$1,284,600	$1,001,893	$84.85	$105.81	$48,215	22%
2022	$3,335,852	n/a	$1,926,234	n/a	$1,237,715	$878,784	$92.28	$85.93	$88,332	48%
2021	$3,666,621	n/a	$5,188,345	n/a	$1,380,720	$1,781,743	$109.27	$130.85	$155,899	109%

(1)    Mr. Killoy served as our principal executive officer (“PEO”) until March 1, 2025. Mr. Seyfert has served as our PEO beginning March 1, 2025. The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Messrs. Dineen (2021-2025), Reid, Sr. (2021-2025), Leska (2021-2025), Lowney (2024), Sullivan (2021-2023), and Werkmeister (2025) and Ms. Colbert (2025).

(2)    The following amounts were deducted from/added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. We are providing reconciliations for fiscal years 2023 and 2024 because of the revisions in this year’s Summary Compensation Table to the grant date fair value of the performance-based equity awards in such years.

2025 SCT Total to CAP Reconciliation	Mr. Killoy	Mr. Seyfert	Non-PEO NEO Average
SCT Total	$2,944,092	$4,270,103	$1,103,644
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,242,718)	($3,099,795)	($607,700)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$1,442,329	$2,092,498	$412,698
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($619,753)	$0	($175,906)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$63,382	$0	$12,588
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$47,068	$49,497	$13,438
Compensation Actually Paid	$1,634,400	$3,312,303	$758,762
2024 SCT Total to CAP Reconciliation	Mr. Killoy	Non-PEO NEO Average
SCT Total	$3,502,442	$1,249,081
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,099,185)	($631,968)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$1,424,211	$428,934
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($869,562)	($253,632)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($54,390)	($14,468)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
+ Dividends Accrued During Fiscal Year	$17,976	$5,364
Compensation Actually Paid	$1,921,492	$783,311
2023 SCT Total to CAP Reconciliation	Mr. Killoy	Non-PEO NEO Average
SCT Total	$3,411,212	$1,284,600
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($1,968,015)	($628,114)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$1,440,628	$459,809
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($646,126)	($201,536)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$296,141	$88,320
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
+ Dividends Accrued During Fiscal Year	($5,125)	($1,186)
Compensation Actually Paid	$2,528,715	$1,001,893

(3)    The Peer Group for which Total Shareholder Return is provided in column (g) is the Dow Jones US Recreational Products TSM index.

(4)    Return on Net Operating Assets is calculated as Pre-Tax Income divided by Average Adjusted Net Assets (Total Assets less Total Liabilities, excluding debt, less Cash plus LIFO reserve).

Named Executive Officers, Footnote		The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Messrs. Dineen (2021-2025), Reid, Sr. (2021-2025), Leska (2021-2025), Lowney (2024), Sullivan (2021-2023), and Werkmeister (2025) and Ms. Colbert (2025).
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,103,644	$ 1,249,081	$ 1,284,600	$ 1,237,715	$ 1,380,720
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 758,762	783,311	1,001,893	878,784	1,781,743
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES

The three items listed below represent the most important performance metrics we used to determine CAP for FY2025 as further described in our Compensation Discussion and Analysis (CD&A) within the sections titled “How are Profit Sharing and Bonuses Determined?” and “How are Equity Compensation Awards Determined?”

Most Important Performance Measures
• Return on Net Operating Assets (RONA) • Pre-Tax Income • Adjusted Operating Profit (AOP)

Total Shareholder Return Amount		$ 62.99	67.1	84.85	92.28	109.27
Peer Group Total Shareholder Return Amount	[3]	72.88	80.71	105.81	85.93	130.85
Net Income (Loss)		$ (4,391,000)	$ 30,563,000	$ 48,215,000	$ 88,332,000	$ 155,899,000
PEO Name		Mr. Seyfert
Return on Net Operating Assets Percentage	[4]	(3.00%)	14.00%	22.00%	48.00%	109.00%
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Net Operating Assets (RONA)
Measure:: 3
Pay vs Performance Disclosure
Name		Pre-Tax Income
Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted Operating Profit (AOP)
Mr. Killoy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 2,944,092	$ 3,502,442	$ 3,411,212	$ 3,335,852	$ 3,666,621
PEO Actually Paid Compensation Amount	[1],[2]	1,634,400	1,921,492	2,528,715	1,926,234	5,188,345
Mr. Seyfert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	4,270,103
PEO Actually Paid Compensation Amount	[1],[2]	3,312,303
PEO | Mr. Killoy [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,242,718)	(2,099,185)	(1,968,015)
PEO | Mr. Killoy [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,442,329	1,424,211	1,440,628
PEO | Mr. Killoy [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(619,753)	(869,562)	(646,126)
PEO | Mr. Killoy [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Killoy [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		63,382	(54,390)	296,141
PEO | Mr. Killoy [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Killoy [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		47,068	17,976	(5,125)
PEO | Mr. Seyfert [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,099,795)
PEO | Mr. Seyfert [Member] | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,092,498
PEO | Mr. Seyfert [Member] | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Seyfert [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Seyfert [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Seyfert [Member] | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Seyfert [Member] | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		49,497
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(607,700)	(631,968)	(628,114)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		412,698	428,934	459,809
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(175,906)	(253,632)	(201,536)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,588	(14,468)	88,320
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Dividends Accrued During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 13,438	$ 5,364	$ (1,186)

[1]	Mr. Killoy served as our principal executive officer (“PEO”) until March 1, 2025. Mr. Seyfert has served as our PEO beginning March 1, 2025. The non-PEO NEOs reflected in columns (d) and (e) include the following individuals: Messrs. Dineen (2021-2025), Reid, Sr. (2021-2025), Leska (2021-2025), Lowney (2024), Sullivan (2021-2023), and Werkmeister (2025) and Ms. Colbert (2025).
[2]	The following amounts were deducted from/added to Summary Compensation Table (“SCT”) total compensation in accordance with the SEC-mandated adjustments to calculate Compensation Actually Paid (“CAP”) to our PEO and average CAP to our non-PEO NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. We are providing reconciliations for fiscal years 2023 and 2024 because of the revisions in this year’s Summary Compensation Table to the grant date fair value of the performance-based equity awards in such years.
2025 SCT Total to CAP Reconciliation	Mr. Killoy	Mr. Seyfert	Non-PEO NEO Average
SCT Total	$2,944,092	$4,270,103	$1,103,644
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,242,718)	($3,099,795)	($607,700)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$1,442,329	$2,092,498	$412,698
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($619,753)	$0	($175,906)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$63,382	$0	$12,588
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
+ Dividends Accrued During Fiscal Year	$47,068	$49,497	$13,438
Compensation Actually Paid	$1,634,400	$3,312,303	$758,762
2024 SCT Total to CAP Reconciliation	Mr. Killoy	Non-PEO NEO Average
SCT Total	$3,502,442	$1,249,081
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($2,099,185)	($631,968)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$1,424,211	$428,934
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($869,562)	($253,632)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($54,390)	($14,468)
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
+ Dividends Accrued During Fiscal Year	$17,976	$5,364
Compensation Actually Paid	$1,921,492	$783,311
2023 SCT Total to CAP Reconciliation	Mr. Killoy	Non-PEO NEO Average
SCT Total	$3,411,212	$1,284,600
- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($1,968,015)	($628,114)
+ Fair Value at Fiscal Year-End of Outstanding Unvested Stock Awards Granted in Fiscal Year	$1,440,628	$459,809
± Change in Fair Value of Outstanding Unvested Stock Awards Granted in Prior Fiscal Years	($646,126)	($201,536)
+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0
± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$296,141	$88,320
- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
+ Dividends Accrued During Fiscal Year	($5,125)	($1,186)
Compensation Actually Paid	$2,528,715	$1,001,893

[3]	The Peer Group for which Total Shareholder Return is provided in column (g) is the Dow Jones US Recreational Products TSM index
[4]	Return on Net Operating Assets is calculated as Pre-Tax Income divided by Average Adjusted Net Assets (Total Assets less Total Liabilities, excluding debt, less Cash plus LIFO reserve).